Other operating items	12 Months Ended
Dec. 31, 2020
Other Operating Gains (Losses) [Abstract]
Other operating items	Other operating items
Other operating items comprise the following:

(In $ millions)	2020	2019	2018
Loss on impairment of goodwill	—	—	(3.2)
Revaluation of contingent consideration	—	0.7	—
Impairment of long-lived assets	(4,210.4)	—	—
Total	(4,210.4)	0.7	(3.2)
During the year ended December 31, 2020 we recognized an impairment against our long-lived assets of $4,210.4 million. For further information refer to Note 10 - "Impairment of long-lived assets".
There was a gain on revaluation of contingent consideration of $0.7 million for the year ended December 31, 2019. This gain resulted from a decrease in the fair value of contingent liabilities to Seadrill relating to the purchase of the West Polaris in 2015.
During the year ended December 31, 2018, we recognized a loss on impairment of goodwill following early adoption of ASU 2017-04, Intangibles. For further information refer to Note 3 - ''Recent accounting standards''.